LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 10. LAND USE RIGHT, NET

In 2015, the Company received land use rights for a period of 50 years with land sizes of approximately 75,000 square meters, of industrial land in Kaifeng, China from Henan Kaifeng Municipal Peoples Government. The Company paid approximately $2.5 million for the land use right. Payment amount included land transfer tax and other fees. This land use right is being used for the Companys buildings and new manufacturing operations in China. Upon the 50-year expiration of the land use right, the Company will be required to bid again to obtain an extension of these rights.

The following summarizes Land Use Right:

	December 31,	December 31,
	2018	2017

Land use right, cost	$2,404,587	$2,525,658
Less: Accumulated amortization	(152,376)	(109,445)
Land use right, net	$2,252,211	$2,416,213

The Land Use Right was recorded at cost and is being amortized on a straight-line basis over its 50-year useful life. Amortization expense for the years ended December 31, 2018 and 2017 was $49,967 and $48,885, respectively. The Company expects to record annual amortization expense of approximately $48,000 for each of the five succeeding years.